Schedule of Mineral Properties Acquired (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Mineral Properties Schedule Of Mineral Properties Acquired 1	$ 1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 2	1,607,729
Mineral Properties Schedule Of Mineral Properties Acquired 3	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 4	131,133
Mineral Properties Schedule Of Mineral Properties Acquired 5	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 6	(881,440)
Mineral Properties Schedule Of Mineral Properties Acquired 7	857,422
Mineral Properties Schedule Of Mineral Properties Acquired 8	$ 857,422